Note 11 - Subsequent Events (Details Textual) - Subsequent Event [Member] - Warrants Issued as Partial Payment of Retainer Fee in Connection with Investment Banking Firm Agreement [Member]	Feb. 21, 2020 USD ($) shares
Class of Warrant or Right, Issued During Period (in shares) | shares	75,000
Warrants and Rights Outstanding, Term (Year)	5 years
Warrants and Rights Outstanding | $	$ 148,000